Annual Total Returns - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Advisor Series Small Cap Fund
Bar Chart Table:
Annual Return 2014	8.04%
Annual Return 2015	(2.33%)
Annual Return 2016	9.91%
Annual Return 2017	14.50%
Annual Return 2018	(15.67%)
Annual Return 2019	33.40%
Annual Return 2020	18.65%
Annual Return 2021	32.80%
Annual Return 2022	(19.97%)